ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade Payables	$ 677,026	$ 334,132	$ 53,290
Credit Card Payable	9,804	56,501	1,985
Payroll Liabilities		25,636	0
Other Payable	5,480	5,480	0
Total accounts payable and accrued liabilities	$ 692,310	$ 421,749	$ 55,275